EMPLOYEE BENEFITS EXPENSE	12 Months Ended
Jun. 30, 2022
Employee Benefits Expense
EMPLOYEE BENEFITS EXPENSE

6. EMPLOYEE BENEFITS EXPENSE

	2022 $	2021 $	2020 $
Salaries and wages	4,490,186	2,480,336	1,554,678
Director fees	288,024	288,024	277,936
Superannuation contribution	347,018	203,242	137,939
Share-based payments	437,508	714,577	(14,441)
Other employee costs	305,919	182,152	109,999
Total employee benefits expenses	5,868,655	3,868,331	2,066,111